UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMEN T COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2011
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 97.2%
            BELGIUM -- 4.1%
    12,911  Belgacom S.A.
                                                $   405,051
                                                -----------

            BERMUDA -- 5.5%
    87,926  Catlin Group Ltd.                       544,417
                                                -----------

            FRANCE -- 9.6%
    24,816  France Telecom S.A.                     389,752
    10,429  SCOR SE                                 243,769
     1,754  Unibail-Rodamco SE REIT                 315,318
                                                -----------
                                                    948,839
                                                -----------
            GERMANY -- 8.3%
    28,344  Deutsche Telekom AG                     325,205
    12,127  E. ON AG                                261,641
     1,935  Muenchener
               Rueckversicherungs-Gesellschaft
               AG                                   237,364
                                                -----------
                                                    824,210
                                                -----------
            IRELAND -- 2.4%
    12,238  CRH PLC                                 243,287
                                                -----------

            ITALY -- 5.2%
    59,998  Enel S.p.A                              244,139
    62,835  Snam Rete Gas S.p.A                     276,989
                                                -----------
                                                    521,128
                                                -----------
            NETHERLANDS -- 5.3%
    27,277  Koninklijke (Royal) KPN N.V.            326,378
    11,548  Wolters Kluwer N.V.                     199,603
                                                -----------
                                                    525,981
                                                -----------
            NORWAY -- 2.5%
     9,646  Statoil ASA                             247,567
                                                -----------

            SPAIN -- 3.8%
    49,375  Banco Santander S.A.                    375,114
                                                -----------

            SWEDEN -- 1.5%
    12,701  Ratos AB                                149,026
                                                -----------

            SWITZERLAND -- 8.6%
     2,241  Baloise Holding AG                      153,647
       738  Swisscom AG                             279,628
     1,840  Zurich Financial Services AG (c)        416,267
                                                -----------
                                                    849,542
                                                -----------
            UNITED KINGDOM -- 40.4%
    68,971  Amlin PLC                               336,222
     8,729  AstraZeneca PLC                         403,292
    57,683  Carillion PLC                           269,460
    22,728  GlaxoSmithKline PLC                     519,385
   153,954  Man Group PLC                           300,535
    34,152  Provident Financial PLC                 499,084
   232,882  RSA Insurance Group PLC                 380,469
    24,126  SSE PLC                                 483,704
    48,350  United Utilities Group PLC              455,027



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
   131,320  Vodafone Group PLC                  $   364,846
                                                -----------
                                                  4,012,024
                                                -----------
            TOTAL COMMON STOCKS -- 97.2%          9,646,186
             (Cost $10,958,986)

            PREFERRED STOCK -- 2.4%
            GERMANY -- 2.4%
     7,086  RWE AG                                  233,265
            (Cost $453,430)                      ----------

            TOTAL INVESTMENTS -- 99.6%            9,879,451
             (Cost $11,412,416) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.4%                     40,490
                                                -----------
            NET ASSETS -- 100.0%                $ 9,919,941
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $149,898 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,682,863.

REIT - Real Estate Investment Trust


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*         $9,646,186      $ --         $ --
Preferred Stocks*         233,265        --           --
                    ------------------------------------------
TOTAL INVESTMENTS      $9,879,451      $ --         $ --
                    ==========================================


* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

JUNE 30, 2011 (UNAUDITED)



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $9,646,186 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Insurance                                   23.3%
Diversified Telecommunication
     Services                               17.4
Electric Utilities                          10.0
Pharmaceuticals                              9.3
Consumer Finance                             5.0
Water Utilities                              4.6
Capital Markets                              4.5
Commercial Banks                             3.8
Wireless Telecommunication Services          3.7
Real Estate Investment Trusts                3.2
Gas Utilities                                2.8
Construction & Engineering                   2.7
Oil, Gas & Consumable Fuels                  2.5
Construction Materials                       2.5
Multi-Utilities                              2.3
Media                                        2.0
-------------------------------------------------------
TOTAL INVESTMENTS                           99.6
NET OTHER ASSETS AND LIABILITIES             0.4
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.3%
            AUSTRALIA -- 8.3%
    48,421  BWP Trust                           $    85,183
   196,964  CFS Retail Property Trust               339,451
    45,935  Charter Hall Office REIT                164,908
    28,136  Charter Hall Retail REIT                 92,088
   228,093  Commonwealth Property Office Fund       222,795
   450,583  Dexus Property Group                    382,510
    83,661  FKP Property Group                       41,073
   688,544  Goodman Group                           401,418
   170,981  GPT Group                               536,879
   196,196  GPT Group, In Specie (c) (d) (e)              0
   247,448  Investa Office Fund                     151,853
   318,062  Mirvac Group                            383,869
   218,038  Stockland                               711,398
   214,887  Westfield Group                       1,716,529
   284,387  Westfield Retail Trust                  724,267
                                                -----------
                                                  5,954,221
                                                -----------
            AUSTRIA -- 0.2%
     8,181  CA Immobilien Anlagen AG (d)             87,745
     7,551  Conwert Immobilien Invest SE             83,597
                                                -----------
                                                    171,342
                                                -----------
            BELGIUM -- 0.5%
     1,623  Befimmo S.C.A                           105,616
     1,319  Cofinimmo                               155,040
       646  Intervest Offices & Warehouses           15,175
       149  Leasinvest Real Estate S.C.A             12,533
       921  Warehouses De Pauw S.C.A                 44,175
       201  Wereldhave Belgium S.C.A                 17,404
                                                -----------
                                                    349,943
                                                -----------
            BERMUDA -- 1.4%
   161,922  Hongkong Land Holdings Ltd.             735,126
    65,935  Hopson Development Holdings Ltd.         34,213
    66,733  Kerry Properties Ltd.                   220,822
                                                -----------
                                                    990,161
                                                -----------
            CANADA -- 5.5%
     4,768  Allied Properties Real Estate
               Investment Trust                     118,317
     7,750  Artis Real Estate Investment Trust      106,427
     4,455  Boardwalk Real Estate Investment
               Trust                                220,574
    34,958  Brookfield Office Properties, Inc.      548,004
     9,950  Calloway Real Estate Investment
               Trust                                261,459
     7,876  Canadian Apartment Properties Real
               Estate Investment Trust              172,480
     6,230  Canadian Real Estate Investment
               Trust                                216,483
     5,097  Canmarc Real Estate Investment
               Trust                                 80,051


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            CANADA (CONTINUED)
    13,449  Chartwell Seniors Housing Real
               Estate Investment Trust          $   112,212
     6,456  Cominar Real Estate Investment
               Trust                                139,608
     3,833  Crombie Real Estate Investment
               Trust                                 52,750
     6,150  Dundee Real Estate Investment
               Trust                                197,223
     7,451  Extendicare Real Estate Investment
               Trust                                 62,168
     6,381  First Capital Realty, Inc.              108,360
    15,492  H&R Real Estate Investment Trust        353,712
     8,691  InnVest Real Estate Investment
               Trust                                 35,233
     4,538  Killam Properties, Inc.                  51,538
     3,969  Morguard Real Estate Investment
               Trust                                 62,335
     2,737  Northern Property Real Estate
               Investment Trust                      79,846
     3,261  NorthWest Healthcare Properties
               Real Estate Investment Trust          36,779
     7,452  Primaris Retail Real Estate
               Investment Trust                     150,759
    25,416  RioCan Real Estate Investment
               Trust                                659,381
     5,372  Transglobe Apartment Real Estate
               Investment Trust                      61,643
     3,327  Whiterock Real Estate Investment
               Trust                                 43,239
                                                -----------
                                                  3,930,581
                                                -----------
            CAYMAN ISLANDS -- 1.3%
   129,969  Agile Property Holdings Ltd.            116,471
   216,798  China Resources Land Ltd.               348,369
   310,830  Country Garden Holdings Co., Ltd.       116,462
   240,493  New World China Land Ltd.                47,996
   131,593  Shimao Property Holdings Ltd.           112,335
   242,723  Shui On Land Ltd.                        73,755
   193,459  Soho China Ltd.                         128,780
                                                -----------
                                                    944,168
                                                -----------
            FINLAND -- 0.3%
    19,401  Citycon Oyj                              58,003
    26,358  Sponda Oyj                              106,435
     5,902  Technopolis PLC                          25,590
                                                -----------
                                                    190,028
                                                -----------
            FRANCE -- 3.5%
       419  Affine                                    6,779
     2,557  Fonciere des Regions                    164,146
     1,749  Gecina S.A.                             147,137
     2,022  ICADE                                   159,085
     8,829  Klepierre                               251,849
     4,282  Mercialys                               137,995


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            FRANCE (CONTINUED)
       534  Societe de la Tour Eiffel           $    26,560
     1,211  Societe Immobiliere de Location
               pour l'Industrie et le Commerce      117,440
     8,502  Unibail-Rodamco SE                    1,528,412
                                                -----------
                                                  2,539,403
                                                -----------
            GERMANY -- 0.8%
     6,667  Alstria Office REIT-AG                   79,350
     1,536  Colonia Real Estate AG (d)                5,962
     4,808  Deutsche Euroshop AG                    154,324
     9,526  Deutsche Wohnen AG                      126,557
     3,193  DIC Asset AG                             22,150
     2,867  GSW Immobilien AG (d)                    83,117
    14,519  IVG Immobilien AG (d)                    39,461
     2,427  Patrizia Immobilien AG (d)               10,765
     3,627  Prime Office REIT-AG (d)                 20,406
     6,975  TAG Immobilien AG (d)                    55,609
                                                -----------
                                                    597,701
                                                -----------
            GREECE -- 0.0%
     1,704  Eurobank Properties Real Estate
               Investment Co.                         8,381
                                                -----------

            GUERNSEY -- 0.2%
    47,526  F&C Commerical Property Trust Ltd.       74,988
    33,141  Invista Foundation Property Trust
               Ltd.                                  17,113
    10,289  IRP Property Investments Ltd.            11,025
    32,066  Picton Property Income Ltd.              18,550
    12,722  Standard Life Investment Property
               Income Trust PLC                      10,224
    33,447  UK Commercial Property Trust             35,919
                                                -----------
                                                    167,819
                                                -----------
            HONG KONG -- 9.1%
   229,541  Champion Real Estate Investment
               Trust                                 86,300
   380,733  China Overseas Land & Investment
               Ltd.                                 636,303
   208,201  Hang Lung Properties Ltd.               592,440
   109,072  Henderson Land Development Co.,
               Ltd.                                 542,088
    72,957  Hysan Development Co., Ltd.             239,539
   209,584  Link (The) REIT                         771,780
   415,286  New World Development Co., Ltd.         334,727
   245,695  Shenzhen Investment Ltd.                 43,972
   269,199  Sino Land Co., Ltd.                     383,352
   179,513  Sun Hung Kai Properties Ltd.          2,250,095
   141,171  Wharf (The) Holdings Ltd.               638,002
                                                -----------
                                                  6,518,598
                                                -----------
            ISRAEL -- 0.1%
     3,215  Azrieli Group                            75,925
                                                -----------


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            ITALY -- 0.1%
    89,192  Beni Stabili S.p.A                  $    39,918
    11,109  Immobiliare Grande Distribuzione         10,632
                                                -----------
                                                     50,550
                                                -----------
            JAPAN -- 8.6%
     8,416  AEON Mall Co., Ltd.                     178,664
        67  Japan Prime Realty Investment
               Corp.                                157,816
        46  Japan Real Estate Investment Corp.      358,581
       175  Japan Retail Fund Investment Corp.      259,192
        27  Kenedix Realty Investment Corp.          78,576
    96,930  Mitsubishi Estate Co., Ltd.           1,448,220
    82,081  Mitsui Fudosan Co., Ltd.              1,196,504
        11  MORI TRUST Sogo Reit, Inc.               89,749
        14  Nippon Accommodations Fund, Inc.         94,218
        54  Nippon Building Fund, Inc.              441,990
     7,100  Nomura Real Estate Holdings, Inc.       105,711
        28  Nomura Real Estate Office Fund,
               Inc.                                 143,874
       123  NTT Urban Development Corp.              83,896
        20  ORIX JREIT, Inc.                         82,500
        18  Premier Investment Corp.                 58,418
    44,744  Sumitomo Realty & Development Co.,
               Ltd.                                 783,616
    30,375  Tokyo Tatemono Co., Ltd. (d)             91,950
    37,297  Tokyu Land Corp.                        141,009
        12  TOKYU REIT, Inc.                         60,257
        14  Top REIT, Inc.                           62,843
       196  United Urban Investment Corp.           222,305
                                                -----------
                                                  6,139,889
                                                -----------
            LUXEMBOURG -- 0.1%
     8,380  GAGFAH S.A.                              43,101
                                                -----------

            NETHERLANDS -- 1.1%
     8,594  Corio N.V.                              373,780
     3,797  Eurocommercial Properties N.V.          120,547
     5,612  Nieuwe Steen Investments N.V.            68,638
     1,722  VastNed Retail N.V.                      77,113
     2,019  Wereldhave N.V.                         134,078
                                                -----------
                                                    774,156
                                                -----------
            NEW ZEALAND -- 0.1%
    90,561  Kiwi Income Property Trust               71,197
                                                -----------

            NORWAY -- 0.1%
    46,427  Norwegian Property ASA                   57,133
                                                -----------

            SINGAPORE -- 3.8%
   193,400  Ascendas Real Estate Investment
               Trust                                272,867
   196,890  CapitaCommercial Trust                  160,147
   295,530  Capitaland Ltd.                         503,544
   232,883  CapitaMall Trust                        305,232
   145,000  CapitaMalls Asia Ltd.                   126,325
    67,000  CDL Hospitality Trusts                   79,808


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            SINGAPORE (CONTINUED)
    64,000  City Developments Ltd.              $   439,150
   171,000  Global Logistic Properties Ltd. (d)     231,375
    69,521  Keppel Land Ltd.                        118,991
   114,000  Mapletree Industrial Trust               94,484
   169,453  Mapletree Logistics Trust               110,395
   205,197  Suntec Real Estate Investment
               Trust                                170,068
    55,087  Wing Tai Holdings Ltd.                   40,135
    54,000  Yanlord Land Group Ltd.                  39,759
                                                -----------
                                                  2,692,280
                                                -----------
            SPAIN -- 0.0%
     3,154  Inmobiliaria Colonial SA (d)              9,348
                                                -----------

            SWEDEN -- 1.1%
    16,016  Castellum AB                            198,511
    15,400  Fabege AB                               120,612
    14,176  Hufvudstaden AB, Class A                144,293
    11,631  Klovern AB                               43,772
    12,711  Kungsleden AB                            84,961
    11,156  Wallenstam AB, Class B                  102,935
     7,156  Wihlborgs Fastigheter AB                 94,623
                                                -----------
                                                    789,707
                                                -----------
            SWITZERLAND -- 1.2%
       636  Allreal Holding AG (d)                   92,424
       573  Mobimo Holding AG (d)                   126,886
     4,309  PSP Swiss Property AG (d)               360,574
     3,797  Swiss Prime Site AG (d)                 285,190
     4,171  Zueblin Immobilien Holding AG (d)        10,657
                                                -----------
                                                    875,731
                                                -----------
            UNITED KINGDOM -- 4.8%
     2,234  A & J Mucklow Group PLC                  10,131
    12,161  Big Yellow Group PLC                     46,327
    82,384  British Land Co. PLC                    591,729
    63,684  Capital & Counties Properties PLC       182,570
    59,992  Capital Shopping Centres Group PLC      290,960
     2,093  CLS Holdings PLC (d)                     19,177
       455  Daejan Holdings PLC                      19,609
     9,464  Derwent London PLC                      229,281
    11,393  Development Securities PLC               26,540
    28,979  Grainger PLC                             48,154
    29,114  Great Portland Estates PLC              146,040
    65,885  Hammerson PLC                           368,347
    59,485  Hansteen Holdings PLC                    70,670
    11,000  Helical Bar PLC                          31,817
    72,501  Land Securities Group PLC               715,530
    50,821  London & Stamford Property PLC           85,238
     6,348  Primary Health Properties PLC            31,399
    48,186  Quintain Estates & Development PLC
               (d)                                   28,249
    17,420  Safestore Holdings PLC                   27,053
    69,060  Segro PLC                               223,615
    23,275  Shaftesbury PLC                         168,873


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
    13,992  St. Modwen Properties PLC           $    24,554
    14,822  Unite Group PLC                          38,671
    13,357  Workspace Group PLC                      46,828
                                                -----------
                                                  3,471,362
                                                -----------
            UNITED STATES -- 48.1%
     4,012  Acadia Realty Trust                      80,802
       929  Agree Realty Corp.                       22,649
       191  Alexander's, Inc.                        70,676
     5,818  Alexandria Real Estate Equities,
               Inc.                                 401,267
     3,701  American Assets Trust, Inc.              75,908
     6,675  American Campus Communities, Inc.       280,083
    11,380  Apartment Investment & Management
               Co., Class A                         260,716
     6,402  Ashford Hospitality Trust                51,216
     3,987  Associated Estates Realty Corp.          63,593
     8,957  AvalonBay Communities, Inc.           1,169,784
    14,491  BioMed Realty Trust, Inc.               261,997
    13,907  Boston Properties, Inc.               1,385,137
    12,666  Brandywine Realty Trust                 120,327
     7,030  BRE Properties, Inc.                    354,874
     6,705  Camden Property Trust                   417,319
     2,890  Campus Crest Communities, Inc.           29,073
     6,246  CapLease, Inc.                           25,234
    13,976  CBL & Associates Properties, Inc.       219,423
     6,379  Cedar Realty Trust, Inc.                 27,493
     3,029  Chesapeake Lodging Trust                 46,828
     8,215  Colonial Properties Trust               171,365
     7,880  CommonWealth REIT                       131,123
     6,755  Corporate Office Properties Trust       143,611
     9,763  Cousins Properties, Inc.                 62,581
    11,546  CubeSmart                               122,849
    23,113  DCT Industrial Trust, Inc.              118,339
    26,059  DDR Corp.                               317,138
    15,731  DiamondRock Hospitality Co.             151,647
     9,887  Digital Realty Trust, Inc.              659,166
     9,017  Douglas Emmett, Inc.                    164,470
    23,685  Duke Realty Corp.                       285,404
     5,883  DuPont Fabros Technology, Inc.          142,486
     2,526  EastGroup Properties, Inc.              109,830
     8,665  Education Realty Trust, Inc.             88,643
     4,380  Entertainment Properties Trust          191,450
     3,843  Equity Lifestyle Properties, Inc.       256,290
     5,400  Equity One, Inc.                         91,692
    27,694  Equity Residential                    1,579,389
     3,186  Essex Property Trust, Inc.              447,665
     8,835  Extra Space Storage, Inc.               214,072
     5,982  Federal Realty Investment Trust         542,867
    11,726  FelCor Lodging Trust, Inc. (d)           35,764
     8,158  First Industrial Realty Trust,
               Inc. (d)                              83,456
     4,704  First Potomac Realty Trust               61,387


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            UNITED STATES (CONTINUED)
    14,143  Forest City Enterprises, Inc.,
               Class A (d)                      $   167,170
     7,813  Franklin Street Properties Corp.         77,739
    44,194  General Growth Properties, Inc.         663,794
     2,359  Getty Realty Corp.                       32,908
    10,122  Glimcher Realty Trust                    93,122
     3,321  Government Properties Income Trust       74,889
    38,249  HCP, Inc.                             1,584,656
    18,033  Health Care REIT, Inc.                  983,339
     7,332  Healthcare Realty Trust, Inc.           136,302
    15,932  Hersha Hospitality Trust                 77,748
     6,820  Highwoods Properties, Inc.              202,349
     4,547  Home Properties, Inc.                   261,771
    11,623  Hospitality Properties Trust            267,097
    66,520  Host Hotels & Resorts, Inc.             982,500
     8,359  Inland Real Estate Corp.                 63,612
     7,654  Investors Real Estate Trust              55,836
     5,507  Kilroy Realty Corp.                     209,652
    38,230  Kimco Realty Corp.                      620,855
     5,993  Kite Realty Group Trust                  27,028
     7,893  LaSalle Hotel Properties                191,090
    14,538  Lexington Realty Trust                  108,890
    10,896  Liberty Property Trust                  336,468
     2,858  LTC Properties, Inc.                     88,198
    12,427  Macerich (The) Co.                      628,806
     8,179  Mack-Cali Realty Corp.                  218,298
    10,477  Medical Properties Trust, Inc.          103,408
     3,563  Mid-America Apartment Communities,
               Inc.                                 222,866
     2,615  National Health Investors, Inc.         115,008
     9,839  National Retail Properties, Inc.        259,553
     9,712  OMEGA Healthcare Investors, Inc.        187,927
     2,065  Parkway Properties, Inc.                 20,361
     4,794  Pebblebrook Hotel Trust                  91,949
     5,210  Pennsylvania Real Estate
               Investment Trust                      54,392
    16,265  Piedmont Office Realty Trust,
               Inc., Class A                        277,156
     4,887  Post Properties, Inc.                   213,660
    43,239  Prologis, Inc.                        1,236,203
     1,705  PS Business Parks, Inc.                  94,508
    12,023  Public Storage                        1,616,613
     3,672  Ramco-Gershenson Properties Trust        36,096
    12,548  Realty Income Corp.                     438,678
     8,469  Regency Centers Corp.                   318,604
     4,588  Retail Opportunity Investments
               Corp.                                 54,322
    10,016  RLJ Lodging Trust                       168,569
     1,362  Saul Centers, Inc.                       48,242
    15,322  Senior Housing Properties Trust         343,826
    27,591  Simon Property Group, Inc.            3,557,584
     8,051  SL Green Realty Corp.                   536,519


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            UNITED STATES (CONTINUED)
     2,624  Sovran Self Storage, Inc.           $   111,966
    17,486  Strategic Hotels & Resorts, Inc. (d)     93,900
     2,026  Sun Communities, Inc.                    74,010
    11,117  Sunstone Hotel Investors, Inc. (d)       90,604
     8,093  Tanger Factory Outlet Centers,
               Inc.                                 237,287
     5,453  Taubman Centers, Inc.                   338,631
    20,638  UDR, Inc.                               518,014
     1,192  Universal Health Realty Income
               Trust                                 46,488
     1,961  Urstadt Biddle Properties, Inc.,
               Class A                               35,455
    27,103  Ventas, Inc.                          1,494,188
    17,356  Vornado Realty Trust                  1,333,982
     6,208  Washington Real Estate Investment
               Trust                                169,789
    11,383  Weingarten Realty Investors             248,377
     2,320  Winthrop Realty Trust                    23,594
                                                -----------
                                                 34,503,529
                                                -----------
            TOTAL COMMON STOCKS -- 100.3%       $71,916,254
             (Cost $71,416,528)

            WARRANTS 0.0%
            NETHERLANDS 0.0%
     1,632  Nieuwe Steen Investments, expiring
            01/04/13 @ $0 (d)                             0
            (Cost $0)                           -----------

            TOTAL INVESTMENTS -- 100.3%          71,916,254
             (Cost $71,416,528) (f)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.3)%                 (208,589)
                                                -----------
            NET ASSETS -- 100.0%                $71,707,665
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,291,979 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,792,253.

REIT - Real Estate Investment Trust


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $71,916,254      $ --          $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $33,057,228 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Real Estate Investment Trusts               76.0%
Real Estate Management &
     Development                            24.2
Capital Markets                              0.1
-------------------------------------------------------
TOTAL INVESTMENTS                          100.3
NET OTHER ASSET AND LIABILITIES             (0.3)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 98.7%
            AUSTRALIA -- 16.4%
   377,907  Adelaide Brighton Ltd.             $  1,117,050
    65,015  Australia & New Zealand Banking
               Group Ltd.                         1,365,188
   381,850  Billabong International Ltd.            691,283
    26,537  Commonwealth Bank of Australia        1,335,929
 1,171,477  Commonwealth Property Office
               Fund                               1,144,266
   710,144  David Jones Ltd.                      1,721,412
   312,242  Metcash Ltd.                          1,290,217
    58,298  National Australia Bank Ltd.          1,392,889
    26,852  Orica Ltd.                              665,732
   387,839  Stockland                             1,265,412
    97,930  Suncorp Group Ltd.                      839,363
   431,539  Sydney Airport                        1,174,064
   529,139  Telstra Corp. Ltd.                    1,802,204
    87,627  UGL Ltd.                              1,066,534
    30,106  Wesfarmers Ltd.                         908,375
   161,934  Westfield Group                       1,293,537
    68,784  Westpac Banking Corp.                 1,407,043
                                               ------------
                                                 20,480,498
                                               ------------
            AUSTRIA -- 2.1%
    25,750  OMV AG                                  781,182
   150,860  Telekom Austria AG                    1,803,720
                                               ------------
                                                  2,584,902
                                               ------------
            BELGIUM -- 2.4%
    44,724  Belgacom S.A.                         1,403,106
    31,243  Mobistar S.A.                         1,637,260
                                               ------------
                                                  3,040,366
                                               ------------
            BERMUDA -- 2.9%
   209,601  Catlin Group Ltd.                     1,297,800
   152,526  VTech Holdings Ltd.                   1,527,891
   268,420  Yue Yuen Industrial Holdings
               Ltd.                                 848,468
                                               ------------
                                                  3,674,159
                                               ------------
            CANADA -- 6.8%
    50,312  Bell Aliant, Inc.                     1,411,946
    56,255  Canadian Oil Sands Ltd.               1,283,857
    28,473  Crescent Point Energy Corp.           1,254,908
    25,223  Emera, Inc.                             818,030
    37,443  Manitoba Telecom Services, Inc.       1,090,487
    45,261  Russel Metals, Inc.                     996,075
    15,358  Telus Corp.                             868,943
    18,671  TransCanada Corp.                       816,117
                                               ------------
                                                  8,540,363
                                               ------------
            CAYMAN ISLANDS -- 1.2%
 1,758,784  Shimao Property Holdings Ltd.         1,501,395
                                               ------------
            FINLAND -- 1.9%
    52,677  Fortum Oyj                            1,124,240


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            FINLAND (CONTINUED)
    66,734  Konecranes Oyj                     $  1,255,824
                                               ------------
                                                  2,380,064
                                               ------------
            FRANCE -- 7.7%
    42,697  Bouygues S.A.                         1,345,316
   114,834  CNP Assurances                        1,423,516
   132,835  France Telecom S.A.                   2,086,265
    60,667  Lagardere S.C.A.                      1,601,769
    21,883  Neopost S.A.                          1,474,444
    74,405  Vivendi S.A.                          1,629,370
                                               ------------
                                                  9,560,680
                                               ------------
            GERMANY -- 3.5%
    11,478  BASF SE                                 800,556
   119,842  Deutsche Telekom AG                   1,375,007
    62,350  RWE AG                                2,190,905
                                               ------------
                                                  4,366,468
                                               ------------
            HONG KONG -- 1.9%
    83,568  CLP Holdings Ltd.                       710,693
    99,286  Power Assets Holdings Ltd.              734,424
   150,091  Television Broadcasts Ltd.              910,216
                                               ------------
                                                  2,355,333
                                               ------------
            ITALY -- 2.1%
    61,993  ENI S.p.A                             1,284,550
 1,238,821  Telecom Italia S.p.A                  1,332,376
                                               ------------
                                                  2,616,926
                                               ------------
            JAPAN -- 1.6%
    25,300  Eisai Co., Ltd.                       1,046,908
    16,700  Ono Pharmaceutical Co., Ltd.            937,300
                                               ------------
                                                  1,984,208
                                               ------------
            JERSEY -- 0.8%
   136,141  UBM PLC                               1,009,345
                                               ------------

            NETHERLANDS -- 2.3%
   150,600  Koninklijke (Royal) KPN N.V.          1,801,976
    29,483  Koninklijke Boskalis
               Westminster N.V.                   1,083,314
                                               ------------
                                                  2,885,290
                                               ------------
            NEW ZEALAND -- 3.1%
   278,594  Fletcher Building Ltd.                1,331,502
 1,549,146  Telecom Corp. of New Zealand
               Ltd.                               2,496,113
                                               ------------
                                                  3,827,615
                                               ------------
            PORTUGAL -- 1.7%
   115,802  CIMPOR - Cimentos de Portugal
               SGPS S.A.                            796,893
   442,173  EDP-Energias de Portugal S.A.         1,368,324
                                               ------------
                                                  2,165,217
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            SINGAPORE -- 1.9%
   122,500  Keppel Corp. Ltd.                  $    878,339
   645,000  StarHub Ltd.                          1,447,092
                                               ------------
                                                  2,325,431
                                               ------------
            SPAIN -- 4.3%
   220,928  Banco Santander S.A.                  1,678,441
    58,252  Gas Natural SDG S.A.                  1,000,081
   297,987  Mapfre S.A.                             946,817
    96,690  Telefonica S.A.                       1,675,009
                                               ------------
                                                  5,300,348
                                               ------------
            SWEDEN -- 5.0%
   109,947  NCC AB, Class B                       1,933,085
   426,270  Peab AB                               2,124,521
    37,797  Svenska Handelsbanken AB                994,072
   179,503  TeliaSonera AB                        1,219,892
                                               ------------
                                                  6,271,570
                                               ------------
            SWITZERLAND -- 2.4%
     3,299  Swisscom AG                           1,249,989
     7,668  Zurich Financial Services AG (c)      1,734,749
                                               ------------
                                                  2,984,738
                                               ------------
            UNITED KINGDOM -- 10.8%
   271,623  Amlin PLC                             1,324,116
    25,336  AstraZeneca PLC                       1,170,559
 4,401,509  Cable & Wireless Communications
               PLC                                2,611,157
   271,910  Halfords Group PLC                    1,220,369
 1,592,305  Hays PLC                              1,585,084
    84,240  Provident Financial PLC               1,231,051
 1,020,038  RSA Insurance Group PLC               1,666,480
    36,513  Severn Trent PLC                        848,296
    66,372  Tate & Lyle PLC                         726,163
   112,091  United Utilities Group PLC            1,054,900
                                               ------------
                                                 13,438,175
                                               ------------
            UNITED STATES -- 15.9%
    40,095  Altria Group, Inc.                    1,188,817
    24,132  American Electric Power Co.,
               Inc.                                 996,893
    41,154  AT&T, Inc.                            1,244,497
    40,908  CenterPoint Energy, Inc.                821,842
    43,349  CenturyLink, Inc.                     1,612,583
    13,846  Consolidated Edison, Inc.               858,867
    17,356  DTE Energy Co.                          945,034
    26,646  Eli Lilly & Co.                       1,107,408
    22,293  FirstEnergy Corp.                       987,580
    20,987  Integrys Energy Group, Inc.           1,137,076
     8,546  Lorillard, Inc.                         974,244
    23,549  MeadWestvaco Corp.                      705,292
    23,022  Microchip Technology, Inc.              843,296
    57,446  Pepco Holdings, Inc.                  1,166,154
    17,125  Progress Energy, Inc.                   959,342


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

            UNITED STATES (CONTINUED)
    98,060  R.R. Donnelley & Sons Co.          $  1,415,006
    20,956  SCANA Corp.                             944,277
    19,577  Southern (The) Co.                      906,219
    50,490  TECO Energy, Inc.                       966,379
                                               ------------
                                                 19,780,806
                                               ------------
            TOTAL COMMON STOCKS -- 98.7%
             (Cost $130,125,028)                123,073,897

            PREFERRED STOCK -- 1.3%
            GERMANY -- 1.3%
    87,451  ProSiebenSat.1 Media AG               1,597,581
             (Cost $1,530,994)                 ------------

            TOTAL INVESTMENTS -- 100.0%         124,671,478
             (Cost $131,656,022) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (40,221)
                                               ------------
            NET ASSETS -- 100.0%               $124,631,257
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,464,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,448,675.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $123,073,897      $ --           $ --
Preferred Stock*        1,597,581        --             --
                    ------------------------------------------
TOTAL INVESTMENTS    $124,671,478      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $90,475,501 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Diversified Telecommunication               23.0%
     Services
Electric Utilities                           7.8
Insurance                                    7.4
Commercial Banks                             6.5
Multi-Utilities                              6.3
Construction & Engineering                   6.1
Oil, Gas & Consumable Fuels                  4.4
Media                                        4.1
Pharmaceuticals                              3.4
Real Estate Investment Trusts                3.0
Construction Materials                       2.6
Wireless Telecommunication Services          2.5
Food & Staples Retailing                     1.8
Tobacco                                      1.7
Water Utilities                              1.5
Multiline Retail                             1.4
Professional Services                        1.3
Textiles, Apparel & Luxury Goods             1.2
Communications Equipment                     1.2
Real Estate Management &
     Development                             1.2
Office Electronics                           1.2
Chemicals                                    1.2
Commercial Services & Supplies               1.1
Machinery                                    1.0
Consumer Finance                             1.0
Specialty Retail                             1.0
Transportation Infrastructure                0.9
Gas Utilities                                0.8
Trading Companies & Distributors             0.8
Industrial Conglomerates                     0.7
Semiconductors & Semiconductor
     Equipment                               0.7
Food Products                                0.6
Paper & Forest Products                      0.6
-------------------------------------------------------
TOTAL INVESTMENTS                          100.0
NET OTHER ASSETS AND LIABILITIES             0.0
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES         DESCRIPTION                           VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 97.7%
            AUSTRALIA -- 4.4%
    19,454  AGL Energy Ltd.                     $   285,131
 3,635,954  Infigen Energy (c)                    1,004,089
                                                -----------
                                                  1,289,220
                                                -----------
            BERMUDA -- 4.2%
32,893,709  China WindPower Group Ltd. (c)        1,228,231
                                                -----------

            BRAZIL -- 1.3%
    39,823  Centrais Eletricas Brasileiras
               S.A., ADR                            386,681
                                                -----------

            CAYMAN ISLANDS -- 0.6%
   420,207  China High Speed Transmission
               Equipment Group Co., Ltd.            183,955
                                                -----------

            CHINA -- 7.5%
 2,558,329  China Longyuan Power Group
               Corp., Class H                     1,999,467
   493,467  China Suntien Green Energy
               Corp., Class H                        86,410
   102,738  Harbin Electric Co., Ltd.,
               Class H                               89,687
                                                -----------
                                                  2,175,564
                                                -----------
            DENMARK -- 8.9%
   200,379  Greentech Energy Systems A/S
               (c)                                  628,005
   183,301  Vestas Wind Systems A/S (c)           1,978,769
                                                -----------
                                                  2,606,774
                                                -----------
            FRANCE -- 2.2%
    11,591  Alstom S.A.                             351,488
   273,704  Theolia S.A. (c)                        304,647
                                                -----------
                                                    656,135
                                                -----------
            GERMANY -- 11.5%
    19,976  E. ON AG                                430,984
   340,607  Nordex SE (c)                         1,741,277
   154,703  PNE Wind AG                             370,414
    10,185  RWE AG                                  357,889
     4,746  Siemens AG, ADR                         453,765
                                                -----------
                                                  3,354,329
                                                -----------
            GREECE -- 0.3%
    50,666  Terna Energy S.A.                        85,902
                                                -----------

            ITALY -- 1.2%
   173,994  Enel Green Power S.p.A                  363,459
                                                -----------

            JAPAN -- 4.3%
       783  Japan Wind Development Co.,
               Ltd. (c)                             762,959
    30,900  Mitsui & Co., Ltd.                      480,542
                                                -----------
                                                  1,243,501
                                                -----------
            PORTUGAL -- 1.2%
   116,233  EDP-Energias de Portugal S.A.           359,688
                                                -----------


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            SOUTH KOREA -- 0.4%
    29,289  Dongkuk Structure & Construction
               Co., Ltd. (c)                    $   102,715
                                                -----------

            SPAIN -- 26.0%
     3,107  Acciona S.A.                            268,336
   381,277  EDP Renovaveis S.A. (c)               2,333,110
    21,851  Endesa S.A.                             448,248
   885,581  Fersa Energias Renovables S.A.
               (c)                                  813,774
   400,111  Gamesa Corp. Tecnologica S.A.         1,662,274
   329,263  Iberdrola S.A.                        2,062,129
                                                -----------
                                                  7,587,871
                                                -----------
            SWEDEN -- 6.1%
   234,361  Arise Windpower AB (c)                1,140,807
    48,784  Eolus Vind AB, Class B                  336,708
    13,661  SKF AB                                  289,019
                                                -----------
                                                  1,766,534
                                                -----------
            SWITZERLAND -- 0.7%
     5,156  BKW SA (c)                              200,081
                                                -----------

            UNITED KINGDOM -- 3.3%
    11,131  BP PLC, ADR                             475,739
     6,611  Royal Dutch Shell PLC, ADR              483,198
                                                -----------
                                                    958,937
                                                -----------
            UNITED STATES -- 13.6%
    24,055  AES (The) Corp. (c)                     284,811
     5,837  Allegheny Technologies, Inc.            279,009
     6,783  Alliant Energy Corp.                    299,198
    23,369  American Superconductor Corp. (c)        86,232
   428,196  Broadwind Energy, Inc. (c)              291,173
    89,726  Capstone Turbine Corp. (c)              104,082
    18,237  Duke Energy Corp.                       401,214
    12,974  Federal-Mogul Corp. (c)                 191,366
    28,238  General Electric Co.                    505,743
     6,315  Kaydon Corp.                            192,607
     6,617  NextEra Energy, Inc.                    402,843
    15,076  NRG Energy, Inc. (c)                    273,177
     8,844  Otter Tail Corp.                        194,745
     6,387  Trinity Industries, Inc.                191,993
     4,620  Woodward, Inc.                          189,097
    11,177  Zoltek Cos., Inc. (c)                    85,169
                                                -----------
                                                  3,972,459
                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            TOTAL COMMON STOCKS -- 97.7%        $28,522,036
             (Cost $53,613,344)

            MONEY MARKET FUND -- 2.4%
   684,403  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                              684,403
                                                -----------
            (Cost $684,403)

            TOTAL INVESTMENTS -- 100.1%          29,206,439
             (Cost $54,297,747) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (17,797)
                                                -----------
            NET ASSETS -- 100.0%                $29,188,642
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d)   Represents annualized 7-day yield at December 31, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $734,954 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,826,262.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $28,522,036      $ --           $ --
Money Market Fund         684,403        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $29,206,439      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.




All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $22,213,405 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Independent Power Producers &               37.1%
     Energy Traders
Electrical Equipment                        22.2
Electric Utilities                          20.3
Oil, Gas & Consumable Fuels                  3.6
Industrial Conglomerates                     3.3
Multi-Utilities                              3.2
Machinery                                    3.0
Money Market Fund                            2.3
Trading Companies & Distributors             1.6
Construction & Engineering                   1.5
Metals & Mining                              1.0
Auto Components                              0.7
Chemicals                                    0.3
-------------------------------------------------------
TOTAL INVESTMENTS                          100.1
NET OTHER ASSETS AND LIABILITIES            (0.1)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.5%
            AUSTRALIA -- 2.9%
    29,763  Leighton Holdings Ltd.              $   579,607
    54,880  NRW Holdings Ltd.                       144,818
                                                -----------
                                                    724,425
                                                -----------
            BERMUDA -- 0.0%
   266,045  HKC (Holdings) Ltd.                       9,763
                                                -----------

            CANADA -- 3.6%
    12,776  SNC-Lavalin Group, Inc.                 640,587
     9,883  Stantec, Inc. (c)                       267,460
                                                -----------
                                                    908,047
                                                -----------
            CAYMAN ISLANDS -- 1.4%
   498,368  China State Construction
               International Holdings Ltd.          353,566
                                                -----------

            CHINA -- 3.5%
   702,424  China Communications
               Construction Co., Ltd.               548,981
 1,114,048  China Railway Group Ltd.                348,561
                                                -----------
                                                    897,542
                                                -----------
            EGYPT -- 1.6%
    12,139  Orascom Construction Industries,
               GDR                                  411,512
                                                -----------

            FINLAND -- 1.6%
    24,737  YIT Oyj                                 396,355
                                                -----------

            FRANCE -- 7.4%
    22,733  Bouygues S.A.                           716,281
    18,467  Eiffage S.A.                            447,066
    16,559  Vinci S.A.                              723,525
                                                -----------
                                                  1,886,872
                                                -----------
            GERMANY -- 2.2%
     9,610  Hochtief AG                             555,904
                                                -----------

            ITALY -- 2.9%
    19,147  Astaldi S.p.A                           122,666
   104,243  Impregilo S.p.A                         322,450
   106,836  Maire Tecnimont S.p.A                   137,097
    23,300  Trevi Finanziaria S.p.A                 148,246
                                                -----------
                                                    730,459
                                                -----------
            JAPAN -- 18.7%
    44,000  CHIYODA Corp.                           447,603
    28,500  COMSYS Holdings Corp.                   299,182
    28,000  JGC Corp.                               672,262
   159,000  KAJIMA Corp.                            487,515
    23,000  KANDENKO Co., Ltd.                      111,459
    30,000  KINDEN Corp.                            253,345
    21,000  KYOWA EXEO Corp.                        197,804
    15,000  Maeda Corp.                              54,957
     9,000  Maeda Road Construction Co.,
               Ltd.                                  94,361
   105,000  OBAYASHI Corp.                          466,545


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            JAPAN (CONTINUED)
    16,000  OKUMURA Corp.                       $    65,480
   107,500  Penta-Ocean Construction Co.,
               Ltd.                                 328,212
    97,000  SHIMIZU Corp.                           407,055
     4,300  SHO-BOND Holdings Co., Ltd.              94,637
   148,000  TAISEI Corp.                            374,951
    38,000  TODA Corp.                              138,236
    18,000  TOSHIBA Plant Systems & Services
               Corp.                                182,643
    20,000  Toyo Engineering Corp.                   71,716
                                                -----------
                                                  4,747,963
                                                -----------
            NETHERLANDS -- 8.1%
    13,759  Arcadis N.V.                            215,471
    15,135  Chicago Bridge & Iron Co. N.V.,
               ADR                                  572,103
     4,056  Heijmans N.V.                            42,983
    15,724  Imtech N.V.                             407,320
    80,437  Koninklijke BAM Groep N.V.              339,383
    12,732  Koninklijke Boskalis Westminster
               N.V.                                 467,821
                                                -----------
                                                  2,045,081
                                                -----------
            NORWAY -- 2.6%
    50,996  Aker Solutions ASA                      536,746
    18,160  Veidekke ASA                            117,507
                                                -----------
                                                    654,253
                                                -----------
            PANAMA -- 2.7%
    59,878  McDermott International, Inc.
               (c)                                  689,196
                                                -----------

            SPAIN -- 8.2%
    22,351  ACS Actividades de Construccion
               y Servicios S.A.                     662,445
    19,891  Obrascon Huarte Lain S.A.               498,916
    88,928  Sacyr Vallehermoso S.A.                 456,926
    12,498  Tecnicas Reunidas S.A.                  449,113
                                                -----------
                                                  2,067,400
                                                -----------
            SWEDEN -- 5.3%
    18,094  NCC AB, Class B                         318,128
    63,165  Peab AB                                 314,813
    42,382  Skanska AB                              702,051
                                                -----------
                                                  1,334,992
                                                -----------
            SWITZERLAND -- 2.4%
    31,258  Foster Wheeler AG (c)                   598,278
                                                -----------

            UNITED KINGDOM -- 4.7%
    40,249  AMEC PLC                                567,244
    94,346  Balfour Beatty PLC                      387,980
     4,457  Galliford Try PLC                        32,878
     5,208  Keller Group PLC                         21,555
    19,540  WS Atkins PLC                           188,141
                                                -----------
                                                  1,197,798
                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            UNITED STATES -- 20.7%
    22,936  AECOM Technology Corp. (c)          $   471,794
    10,298  Dycom Industries, Inc. (c)              215,434
    13,142  EMCOR Group, Inc.                       352,337
    13,554  Fluor Corp.                             681,088
    11,326  Granite Construction, Inc.              268,653
    15,976  Jacobs Engineering Group, Inc. (c)      648,306
    23,932  KBR, Inc.                               666,985
    29,984  Quanta Services, Inc. (c)               645,855
    21,457  Shaw Group (The), Inc. (c)              577,193
    15,208  Tutor Perini Corp. (c)                  187,667
    15,250  URS Corp. (c)                           535,580
                                                -----------
                                                  5,250,892
                                                -----------
            TOTAL INVESTMENTS -- 100.5%          25,460,298
             (Cost $32,568,264) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.5)%                 (131,522)
                                                -----------
            NET ASSETS -- 100.0%                $25,328,776
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $425,010 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,532,976.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt




----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $25,460,298      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $16,805,586 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Construction & Engineering                  89.9%
Energy Equipment & Services                  8.8
Professional Services                        1.8
-------------------------------------------------------
TOTAL INVESTMENTS                          100.5
NET OTHER ASSETS AND LIABILITIES            (0.5)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.0%
            CAYMAN ISLANDS -- 1.2%
   616,539  Wasion Group Holdings Ltd.          $   182,582
                                                -----------

            FRANCE -- 9.4%
     8,706  Alstom S.A.                             264,002
    21,587  Schneider Electric S.A.               1,136,555
                                                -----------
                                                  1,400,557
                                                -----------
            GERMANY -- 10.7%
    49,486  Elster Group SE, ADR (c)                643,318
     1,959  PSI AG fuer Produkte und Systeme
               der Informationstechnologie           37,321
     2,964  Siemens AG                              283,645
    11,380  SMA Solar Technology AG                 635,757
                                                -----------
                                                  1,600,041
                                                -----------
            IRELAND -- 2.0%
     5,387  Cooper Industries PLC                   291,706
                                                -----------

            ITALY -- 3.6%
    43,242  Prysmian S.p.A                          536,992
                                                -----------

            JAPAN -- 8.4%
   106,000  NGK Insulators Ltd.                   1,258,724
                                                -----------

            SPAIN -- 7.7%
    27,019  Red Electrica Corp. S.A.              1,156,259
                                                -----------

            SWITZERLAND -- 8.0%
    63,438  ABB Ltd. (c)                          1,194,064
                                                -----------

            UNITED KINGDOM -- 2.0%
    31,244  National Grid PLC                       303,260
                                                -----------

            UNITED STATES -- 46.4%
    15,754  A123 Systems, Inc. (c)                   25,364
     5,545  Advanced Energy Industries, Inc.
               (c)                                   59,498
    34,131  American Superconductor Corp. (c)       125,943
     8,343  AZZ, Inc.                               379,106
     3,204  Digi International, Inc. (c)             35,757
    28,216  Echelon Corp. (c)                       137,412
    17,783  EnerNOC, Inc. (c)                       193,301
    17,706  ESCO Technologies, Inc.                 509,579
    22,833  General Cable Corp. (c)                 571,053
    17,855  General Electric Co.                    319,783
     4,609  Hubbell, Inc., Class B                  308,158
     8,315  ITC Holdings Corp.                      630,942
    16,214  Itron, Inc. (c)                         579,975
    10,579  MasTec, Inc. (c)                        183,757
    13,542  MYR Group, Inc. (c)                     259,194
    23,058  Pike Electric Corp. (c)                 165,787
    69,181  Power-One, Inc. (c)                     270,498
    57,369  Quanta Services, Inc. (c)             1,235,728
    79,495  Satcon Technology Corp. (c)              47,705
     5,671  Thomas & Betts Corp. (c)                309,636
     3,305  Valmont Industries, Inc.                300,061



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            UNITED STATES (CONTINUED)
     5,406  WESCO International, Inc. (c)       $   286,572
                                                -----------
                                                  6,934,809
                                                -----------
            VIRGIN ISLANDS (US) -- 0.6%
    10,882  Jinpan International Ltd.                88,634
                                                -----------
            TOTAL INVESTMENTS -- 100.0%          14,947,628
             (Cost $18,834,993) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (1,231)
                                                -----------
            NET ASSETS -- 100.0%                $14,946,397
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $885,857 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,773,222.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $14,947,628      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $6,989,161 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Electrical Equipment                        35.3%
Machinery                                   13.8
Construction & Engineering                  12.3
Electronic Equipment, Instruments
     & Components                           12.1
Electric Utilities                          12.0
Semiconductors & Semiconductor
     Equipment                               4.7
Industrial Conglomerates                     4.1
Multi-Utilities                              2.0
Trading Companies & Distributors             1.9
Commercial Services & Supplies               1.3
Software                                     0.3
Communications Equipment                     0.2
-------------------------------------------------------
TOTAL INVESTMENTS                          100.0
NET OTHER ASSETS AND LIABILITIES             0.0
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.3%
            AUSTRALIA -- 3.2%
   227,203  Anvil Mining Ltd. (c)               $ 1,636,977
                                                -----------

            CANADA -- 42.9%
   537,026  Capstone Mining Corp. (c)             1,465,455
   172,079  Copper Mountain Mining Corp. (c)        950,974
   157,903  First Quantum Minerals Ltd.           3,107,686
   154,583  HudBay Minerals, Inc.                 1,538,622
   125,496  Imperial Metals Corp. (c)             1,539,828
    37,494  Inmet Mining Corp.                    2,410,657
   146,035  Ivanhoe Mines Ltd. (c)                2,593,152
 1,800,608  Katanga Mining Ltd. (c)               2,067,938
   399,526  Lundin Mining Corp. (c)               1,517,709
   553,730  Mercator Minerals Ltd. (c)              820,743
   134,161  Northern Dynasty Minerals Ltd.
               (c)                                  810,332
   156,017  Quadra FNX Mining Ltd. (c)            2,309,435
   323,329  Taseko Mines Ltd. (c)                   882,688
                                                -----------
                                                 22,015,219
                                                -----------
            PERU -- 0.3%
     4,000  Sociedad Minera Cerro Verde
               S.A.A. (c)                           144,000
                                                -----------

            POLAND -- 4.0%
    64,743  KGHM Polska Miedz S.A.                2,075,048
                                                -----------

            RUSSIA -- 4.4%
   147,926  MMC Norilsk Nickel OJSC, ADR          2,264,747
                                                -----------

            SOUTH AFRICA -- 5.4%
 1,547,576  Metorex Ltd. (c)                      1,694,703
    64,082  Palabora Mining Co., Ltd.             1,099,449
                                                -----------
                                                  2,794,152
                                                -----------
            TURKEY -- 1.7%
   481,773  Park Elektrik Madencilik Tekstil
               Sanayi ve Ticaret A.S. (c)           882,773
                                                -----------

            UNITED KINGDOM -- 26.8%
   165,493  Antofagasta PLC                       3,122,655
   162,681  Kazakhmys PLC                         2,341,988
    62,180  Rio Tinto PLC, ADR                    3,041,845
   137,957  Vedanta Resources PLC                 2,174,592
   200,915  Xstrata PLC                           3,051,542
                                                -----------
                                                 13,732,622
                                                -----------
            UNITED STATES -- 11.6%
    79,928  Freeport-McMoRan Copper & Gold,
               Inc.                               2,940,551
    99,609  Southern Copper Corp.                 3,006,200
                                                -----------
                                                  5,946,751
                                                -----------


              DESCRIPTION                            VALUE
-------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.3%         $51,492,289
             (Cost $76,035,225) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.3)%                 (177,405)
                                                -----------
            NET ASSETS -- 100.0%                $51,314,884
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $251,758 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,794,694.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $51,492,289      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $18,707,497 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Metals & Mining                            100.3%
-------------------------------------------------------
TOTAL INVESTMENTS                          100.3
NET OTHER ASSETS AND LIABILITIES            (0.3)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 94.4%
            BERMUDA -- 7.3%
   135,335  Aquarius Platinum Ltd.              $   329,342
   551,983  Nkwe Platinum Ltd. (c) (d)              138,319
   179,620  Sylvania Platinum Ltd. (c)               59,625
                                                -----------
                                                    527,286
                                                -----------
            CANADA -- 17.6%
    53,426  Anooraq Resources Corp. (c)              20,307
   605,018  Eastern Platinum Ltd. (c)               320,697
   392,239  Noront Resources Ltd. (c)               296,465
   118,199  North American Palladium Ltd. (c)       301,408
   205,923  Platinum Group Metals Ltd. (c)          185,962
   135,499  PolyMet Mining Corp. (c)                142,274
                                                -----------
                                                  1,267,113
                                                -----------
            CHINA -- 1.6%
   427,479  Xinjiang Xinxin Mining Industry
              Co., Ltd., Class H                    115,585
                                                -----------

            GUERNSEY -- 1.9%
    11,390  Zimplats Holdings Ltd. (c)              139,679
                                                -----------

            HONG KONG -- 4.4%
   751,002  Minmetals Resources Ltd. (c)            318,131
                                                -----------

            JAPAN -- 3.0%
     5,500  Furuya Metal Co., Ltd.                  212,869
                                                -----------

            RUSSIA -- 7.3%
    34,449  MMC Norilsk Nickel OJSC, ADR            527,414
                                                -----------

            SOUTH AFRICA -- 31.9%
    15,509  African Rainbow Minerals Ltd.           328,526
     8,415  Anglo American Platinum Ltd.            554,568
    25,734  Impala Platinum Holdings Ltd.           533,485
   137,453  Northam Platinum Ltd.                   510,816
    46,980  Royal Bafokeng Platinum Ltd. (c)        320,085
   282,062  Wesizwe Platinum Ltd. (c)                51,014
                                                -----------
                                                  2,298,494
                                                -----------
            UNITED KINGDOM -- 14.9%
    19,041  Johnson Matthey PLC                     542,913
    34,952  Lonmin PLC                              531,945
                                                -----------
                                                  1,074,858
                                                -----------
            UNITED STATES -- 4.5%
    30,804  Stillwater Mining Co. (c)               322,210
                                                -----------

            TOTAL INVESTMENTS -- 94.4%            6,803,639
             (Cost $10,902,274) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- 5.6%                    402,767
                                                -----------
            NET ASSETS -- 100.0%                $ 7,206,406
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,407 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,111,042.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         TOTAL
                        VALUE AT
INVESTMENTS             12/31/11    LEVEL 1     LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Bermuda           $  527,286  $  388,967   $ 138,319   $   --
     Canada             1,267,113   1,267,113          --       --
     China                115,585     115,585          --       --
     Guernsey             139,679     139,679          --       --
     Hong Kong            318,131     318,131          --       --
     Japan                212,869     212,869          --       --
     Russia               527,414     527,414          --       --
     South Africa       2,298,494   2,298,494          --       --
     United Kingdom     1,074,858   1,074,858          --       --
     United States        322,210     322,210          --       --
                       ---------------------------------------------
Total Investments      $6,803,639  $6,665,320   $138,319    $   --
                       =============================================


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $4,885,304 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Metals & Mining                             83.9%
Chemicals                                    7.5
Semiconductors & Semiconductor
     Equipment                               3.0
-------------------------------------------------------
TOTAL INVESTMENTS                           94.4
NET OTHER ASSETS AND LIABILITIES             5.6
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.3%
            BRAZIL -- 25.5%
    26,422  Banco Bradesco S.A., ADR            $   440,719
    33,872  Banco do Brasil S.A.                    430,380
    55,709  Banco Santander Brasil S.A., ADR        453,471
    81,158  BM&F BOVESPA S.A.                       426,403
    21,929  BRF- Brasil Foods S.A.                  428,175
    12,200  Cia Brasileira de Distribuicao
               Grupo PAO de Acucar, Class
               Preference                           438,226
    17,348  Cielo S.A.                              448,290
    12,726  Companhia de Bebidas das
               Americas, ADR                        459,281
    70,060  Companhia de Concessoes
               Rodoviarias                          458,991
    26,061  Companhia Energetica de Minas
               Gerais, ADR                          463,625
    54,644  Companhia Siderurgica Nacional
               S.A., ADR                            446,988
    52,444  Cyrela Brazil Realty S.A.
               Empreendimentos e
               Participacoes                        417,247
    18,495  Embraer S.A., ADR                       466,444
    58,190  Gerdau S.A., ADR                        454,464
    72,927  Itausa -Investimentos Itau S.A.         441,022
    23,958  Itau Unibanco Holding S.A., ADR         444,661
    22,833  Natura Cosmeticos S.A.                  443,868
    56,144  OGX Petroleo e Gas Participacoes
               S.A. (c)                             409,962
   131,573  PDG Realty S.A. Empreendimentos
               e Participacoes                      416,181
    16,705  Petroleo Brasileiro S.A., ADR           415,119
    28,661  Redecard S.A.                           448,527
    17,457  Telefonica Brasil S.A., ADR             477,100
    18,570  Tim Participacoes S.A., ADR             479,106
    78,141  Usinas Siderurgicas de Minas
               Gerais S.A.                          425,214
    20,060  Vale S.A., ADR                          430,287
                                                -----------
                                                 11,063,751
                                                -----------
            CAYMAN ISLANDS -- 2.9%
     3,504  Baidu, Inc., ADR (c)                    408,111
     7,394  SINA Corp. (c)                          384,488
    23,699  Tencent Holdings Ltd.                   476,323
                                                -----------
                                                  1,268,922
                                                -----------
            CHINA -- 21.6%
 1,043,169  Agricultural Bank of China Ltd.,
               Class H                              448,611
   142,640  Anhui Conch Cement Co., Ltd.,
               Class H                              423,332
 1,258,946  Bank of China Ltd., Class H             463,599


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            CHINA (CONTINUED)
   665,670  Bank of Communications Co.,
               Ltd., Class H                    $   465,402
   387,540  China Coal Energy Co., Class H          418,148
   636,620  China Construction Bank Corp.,
               Class H                              444,272
   174,411  China Life Insurance Co., Ltd.,
               Class H                              431,166
   225,929  China Merchants Bank Co., Ltd.,
               Class H                              456,710
   534,690  China Minsheng Banking Corp.,
               Ltd., Class H                        463,325
   365,715  China National Building Material
               Co., Ltd., Class H                   415,318
   161,391  China Pacific Insurance Group
               Co., Ltd., Class H                   459,241
   440,883  China Petroleum & Chemical
               Corp., Class H                       463,783
   102,533  China Shenhua Energy Co., Ltd.,
               Class H                              444,900
   767,662  China Telecom Corp., Ltd., Class
               H                                    436,879
   285,577  Dongfeng Motor Group Co., Ltd.,
               Class H                              489,775
   750,692  Industrial & Commercial Bank of
               China, Class H                       445,586
   196,772  Jiangxi Copper Co., Ltd., Class
               H                                    425,132
   373,106  PetroChina Co., Ltd., Class H           464,545
   328,688  Picc Property & Casualty Co.
               Ltd., Class H                        444,367
    62,959  Ping An Insurance (Group) Co. of
               China Ltd., Class H                  415,047
   202,868  Yanzhou Coal Mining Co., Ltd.,
               Class H                              433,079
                                                -----------
                                                  9,352,217
                                                -----------
            HONG KONG -- 1.0%
   239,046  CNOOC Ltd.                              417,975
                                                -----------

            INDIA -- 22.7%
    37,366  Axis Bank Ltd., GDR                     565,721
    23,655  Dr. Reddy's Laboratories Ltd.,
               ADR                                  696,167
    25,288  HDFC Bank Ltd., ADR                     664,569
    25,226  ICICI Bank Ltd., ADR                    666,723
    13,615  Infosys Ltd., ADR                       699,539
    29,991  Larsen & Toubro Ltd., GDR               574,028
    52,373  Mahindra & Mahindra Ltd., GDR           690,800
    86,940  Rediff.Com India Ltd., ADR (c)          662,483
    24,150  Reliance Industries Ltd., GDR           642,390
   165,047  Sify Technologies Ltd., ADR (c)         663,489
     9,883  State Bank of India, GDR                632,512
    89,555  Sterlite Industries (India)
               Ltd., ADR                            620,616


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            INDIA (CONTINUED)
    39,614  Tata Motors Ltd., ADR               $   669,476
    92,439  Tata Steel Ltd., GDR                    665,098
    68,322  Wipro Ltd., ADR                         696,201
                                                -----------
                                                  9,809,812
                                                -----------
            MAURITIUS -- 1.6%
    29,555  MakeMyTrip Ltd. (c)                     710,502
                                                -----------

            SOUTH KOREA -- 25.0%
    13,658  Celltrion, Inc. (c)                     430,369
    18,664  Hanwha Chemical Corp. (c)               398,554
     1,572  Honam Petrochemical Corp. (c)           406,646
    24,290  Hynix Semiconductor, Inc. (c)           462,817
     1,863  Hyundai Heavy Industries Co.,
               Ltd.                                 415,617
     1,707  Hyundai Mobis (c)                       432,677
     2,406  Hyundai Motor Co.                       444,860
     5,120  Hyundai Steel Co. (c)                   425,333
    14,125  KB Financial Group, Inc. (c)            445,085
     7,446  Kia Motors Corp.                        431,118
     1,645  LG Chem Ltd.                            453,375
     8,764  LG Corp. (c)                            467,109
    22,210  LG Display Co., Ltd. (c)                472,348
     7,320  LG Electronics, Inc.                    472,750
     2,406  NHN Corp. (c)                           440,682
     2,221  OCI Co., Ltd. (c)                       423,185
     1,339  POSCO                                   441,684
     7,403  Samsung C&T Corp.                       437,625
     6,114  Samsung Electro-Mechanics Co.,
               Ltd.                                 412,377
       494  Samsung Electronics Co., Ltd.           453,691
    16,850  Samsung Heavy Industries Co.,
               Ltd.                                 408,086
     3,712  Samsung SDI Co., Ltd.                   430,167
    12,909  Shinhan Financial Group Co.,
               Ltd. (c)                             445,428
     3,112  SK Innovation Co., Ltd.                 383,597
     4,682  S-Oil Corp.                             406,424
                                                -----------
                                                 10,841,604
                                                -----------
            TOTAL INVESTMENTS -- 100.3%          43,464,783
             (Cost $54,238,499) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.3)%                 (138,615)
                                                -----------
            NET ASSETS -- 100.0%                $43,326,168
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,275,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,048,793.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $43,464,783      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $21,726,572 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Commercial Banks                            20.4%
Oil, Gas & Consumable Fuels                 11.3
Metals & Mining                             10.0
Internet Software & Services                 7.0
Automobiles                                  6.3
IT Services                                  5.3
Insurance                                    4.0
Chemicals                                    3.9
Electronic Equipment, Instruments
     & Components                            3.0
Household Durables                           3.0
Pharmaceuticals                              2.6
Semiconductors & Semiconductor
     Equipment                               2.1
Diversified Telecommunication
     Services                                2.1
Construction Materials                       1.9
Machinery                                    1.9
Internet & Catalog Retail                    1.6
Construction & Engineering                   1.3
Wireless Telecommunication
     Services                                1.1
Industrial Conglomerates                     1.1
Aerospace & Defense                          1.1
Electric Utilities                           1.1
Beverages                                    1.1
Transportation Infrastructure                1.1
Personal Products                            1.0
Food & Staples Retailing                     1.0
Trading Companies & Distributors             1.0
Auto Components                              1.0
Food Products                                1.0
Diversified Financial Services               1.0
-------------------------------------------------------
TOTAL INVESTMENTS                          100.3
NET OTHER ASSETS AND LIABILITIES            (0.3)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.2%
            BERMUDA -- 1.2%
    11,197  Marvell Technology Group Ltd. (c)   $   155,078
                                                -----------

            CANADA -- 4.9%
    44,807  Celestica, Inc. (c)                     328,435
    21,353  Research In Motion Ltd. (c)             309,619
                                                -----------
                                                    638,054
                                                -----------
            CAYMAN ISLANDS -- 2.7%
   542,449  Foxconn International Holdings
               Ltd. (c)                             349,918
                                                -----------

            CHINA -- 2.4%
    68,927  BYD Co., Ltd., Class H (c)              149,452
    52,436  ZTE Corp., Class H                      164,398
                                                -----------
                                                    313,850
                                                -----------
            FINLAND -- 2.4%
    66,664  Nokia Oyj, ADR                          321,320
                                                -----------

            FRANCE -- 2.4%
    97,757  Alcatel-Lucent, ADR (c)                 152,501
     4,975  France Telecom S.A.                      78,136
     3,703  Vivendi S.A.                             81,090
                                                -----------
                                                    311,727
                                                -----------
            GERMANY -- 0.6%
     6,850  Deutsche Telekom AG                      78,593
                                                -----------

            GUERNSEY -- 1.3%
     5,824  Amdocs Ltd. (c)                         166,159
                                                -----------

            HONG KONG -- 1.3%
     8,809  China Mobile Ltd.                        86,087
    38,522  China Unicom (Hong Kong) Ltd.            81,046
                                                -----------
                                                    167,133
                                                -----------
            ITALY -- 0.6%
    73,048  Telecom Italia S.p.A                     78,565
                                                -----------

            JAPAN -- 9.2%
    30,800  Elpida Memory, Inc. (c)                 143,256
        13  KDDI Corp.                               83,604
     4,000  KYOCERA Corp.                           321,684
        47  NTT DOCOMO, Inc.                         86,404
     2,700  SOFTBANK Corp.                           79,523
    19,000  SONY Corp.                              341,146
    37,000  TOSHIBA Corp.                           151,422
                                                -----------
                                                  1,207,039
                                                -----------
            NETHERLANDS -- 2.4%
     3,324  Gemalto N.V.                            161,672
    26,647  STMicroelectronics N.V.                 158,334
                                                -----------
                                                    320,006
                                                -----------
            RUSSIA -- 0.6%
     5,458  Mobile TeleSystems, ADR                  80,123
                                                -----------

            SINGAPORE -- 3.7%
     5,229  Avago Technologies Ltd.                 150,909


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            SINGAPORE (CONTINUED)
    59,023  Flextronics International Ltd. (c)  $   334,070
                                                -----------
                                                    484,979
                                                -----------
            SOUTH KOREA -- 5.9%
     5,069  KT Corp., ADR                            79,279
     5,318  LG Electronics, Inc.                    343,454
       378  Samsung Electronics Co., Ltd.           347,157
                                                -----------
                                                    769,890
                                                -----------
            SPAIN -- 0.6%
     4,493  Telefonica S.A.                          77,834
                                                -----------

            SWEDEN -- 1.2%
    15,588  Telefonaktiebolaget LM Ericsson,
               Class B                              159,458
                                                -----------

            TAIWAN -- 10.9%
   205,006  Compal Communications, Inc.             308,061
    24,955  HTC Corp.                               409,612
   975,417  Inventec Co.                            357,579
   281,816  Wistron Corp.                           356,935
                                                -----------
                                                  1,432,187
                                                -----------
            UNITED KINGDOM -- 1.9%
     6,029  ARM Holdings PLC, ADR                   166,822
    31,020  Vodafone Group PLC                       86,183
                                                -----------
                                                    253,005
                                                -----------
            UNITED STATES -- 44.0%
     4,453  Agilent Technologies, Inc. (c)          155,543
     4,489  Altera Corp.                            166,542
     2,769  American Tower Corp., Class A           166,168
     4,560  Analog Devices, Inc.                    163,157
       913  Apple, Inc. (c)                         369,765
     2,854  AT&T, Inc.                               86,305
    25,898  Benchmark Electronics, Inc. (c)         348,846
     5,297  Broadcom Corp., Class A                 155,520
     5,881  CEVA, Inc. (c)                          177,959
    13,707  Ciena Corp. (c)                         165,855
     3,790  Crown Castle International Corp.
               (c)                                  169,792
    18,019  CTS Corp.                               165,775
       262  Google, Inc., Class A (c)               169,226
    28,196  LSI Corp. (c)                           167,766
     6,367  Maxim Integrated Products, Inc.         165,797
    26,940  Micron Technology, Inc. (c)             169,453
     9,141  Motorola Mobility Holdings, Inc.
               (c)                                  354,671
     3,491  Motorola Solutions, Inc.                161,598
    12,835  OmniVision Technologies, Inc. (c)       157,036
     2,998  QUALCOMM, Inc.                          163,991
    28,196  RF Micro Devices, Inc. (c)              152,258
    39,924  Sanmina-SCI Corp. (c)                   371,692
     3,970  SBA Communications Corp., Class A
               (c)                                  170,551
    10,300  Skyworks Solutions, Inc. (c)            167,066


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            UNITED STATES (CONTINUED)
    32,771  Sprint Nextel Corp. (c)             $    76,684
     4,886  Synaptics, Inc. (c)                     147,313
    14,814  Tekelec (c)                             161,917
    38,963  Tellabs, Inc.                           157,410
     5,323  Texas Instruments, Inc.                 154,952
    32,848  TriQuint Semiconductor, Inc. (c)        159,970
     2,190  Verizon Communications, Inc.             87,863
     4,895  Xilinx, Inc.                            156,934
                                                -----------
                                                  5,765,375
                                                -----------
            TOTAL INVESTMENTS -- 100.2%          13,130,293
             (Cost $16,043,582) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.2)%                  (29,070)
                                                -----------
            NET ASSETS -- 100.0%                $13,101,223
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $500,634 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,413,923.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $13,130,293      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $5,120,601 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.



                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Semiconductors & Semiconductor              24.7%
     Equipment
Communications Equipment                    22.8
Electronic Equipment, Instruments
     & Components                           16.9
Computers & Peripherals                     11.8
Wireless Telecommunication
     Services                                8.3
Diversified Telecommunication
     Services                                5.6
Household Durables                           5.2
Internet Software & Services                 1.3
IT Services                                  1.3
Life Sciences Tools & Services               1.2
Automobiles                                  1.1
-------------------------------------------------------
TOTAL INVESTMENTS                          100.2
NET OTHER ASSETS AND LIABILITIES            (0.2)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.0%
            BERMUDA -- 1.7%
    53,278  Brilliance China Automotive
               Holdings Ltd. (c)                $    57,486
                                                -----------

            CAYMAN ISLANDS -- 0.5%
    80,000  Geely Automobile Holdings Ltd.           17,511
                                                -----------

            CHINA -- 2.5%
    16,000  AviChina Industry & Technology
               Co., Ltd., Class H                     6,695
    17,904  Dongfeng Motor Group Co., Ltd.,
               Class H                               30,706
    22,159  Great Wall Motor Co., Ltd.,
               Class H                               32,354
    18,475  Guangzhou Automobile Group Co.,
               Ltd., Class H                         15,415
                                                -----------
                                                     85,170
                                                -----------
            FRANCE -- 5.5%
     3,799  Peugeot S.A.                             59,543
     3,743  Renault S.A.                            129,829
                                                -----------
                                                    189,372
                                                -----------
            GERMANY -- 17.6%
     1,855  Bayerische Motoren Werke AG             124,267
     6,181  Daimler AG                              271,351
     2,296  Porsche Automobil Holding SE            122,875
       638  Volkswagen AG                            85,587
                                                -----------
                                                    604,080
                                                -----------
            ITALY -- 2.7%
    17,734  Fiat S.p.A                               81,480
     4,040  Piaggio & C. S.p.A                        9,506
                                                -----------
                                                     90,986
                                                -----------
            JAPAN -- 36.4%
     4,000  Daihatsu Motor Co., Ltd.                 71,405
    13,000  Fuji Heavy Industries Ltd.               78,537
     9,100  Honda Motor Co., Ltd.                   277,599
    29,000  Mazda Motor Corp. (c)                    51,241
    90,000  Mitsubishi Motors Corp. (c)             106,405
    15,700  Nissan Motor Co., Ltd.                  141,151
     1,000  Nissan Shatai Co., Ltd.                   9,718
     6,800  Suzuki Motor Corp.                      140,647
     8,925  Toyota Motor Corp.                      297,423
     5,700  Yamaha Motor Co., Ltd.                   72,129
                                                -----------
                                                  1,246,255
                                                -----------
            MALAYSIA -- 1.2%
    19,000  UMW Holdings Berhad                      41,956
                                                -----------

            SOUTH KOREA -- 12.3%
     1,500  Hyundai Motor Co.                       277,344
     2,289  Kia Motors Corp.                        132,531
     2,650  Ssangyong Motor Co. (c)                  11,709
                                                -----------
                                                    421,584
                                                -----------


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            TAIWAN -- 2.1%
    15,038  China Motor Corp.
                                                $    13,658
    19,479  Sanyang Industry Co., Ltd.               10,583
    25,528  Yulon Motor Co., Ltd.                    43,841
       717  Yulon Nissan Motor Co., Ltd.              3,066
                                                -----------
                                                     71,148
                                                -----------
            UNITED STATES -- 17.5%
    26,493  Ford Motor Co. (c)                      285,065
     6,595  General Motors Co. (c)                  133,681
     3,819  Harley-Davidson, Inc.                   148,444
     1,133  Tesla Motors, Inc. (c)                   32,358
                                                -----------
                                                    599,548
                                                -----------
            TOTAL INVESTMENTS -- 100.0%           3,425,096
             (Cost $4,449,867) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (1,168)
                                                -----------
            NET ASSETS -- 100.0%                $ 3,423,928
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,881 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,039,652.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*         $3,425,096      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

DECEMBER 31, 2011 (UNAUDITED)



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2011, the Fund transferred common stocks valued at $2,825,548 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.




                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Automobiles                                 98.5%
Auto Components                              1.5
-------------------------------------------------------
TOTAL INVESTMENTS                          100.0
NET OTHER ASSETS AND LIABILITIES             0.0
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (b) -- 100.0%
            CANADA -- 3.3%
    40,576  Open Text Corp. (c)                 $ 2,075,057
                                                -----------

            GERMANY -- 3.2%
    37,772  SAP AG, ADR                           2,000,027
                                                -----------

            INDIA -- 0.9%
    52,380  Wipro Ltd., ADR                         533,752
                                                -----------

            ISRAEL -- 0.8%
    10,019  Check Point Software Technologies
               Ltd. (c)                             526,398
                                                -----------

            UNITED STATES -- 91.8%
    64,227  Acme Packet, Inc. (c)                 1,985,257
    19,540  Adobe Systems, Inc. (c)                 552,396
    78,706  Akamai Technologies, Inc. (c)         2,540,630
    11,504  Amazon.com, Inc. (c)                  1,991,342
     4,262  Apple, Inc. (c)                       1,726,110
   105,628  Aruba Networks, Inc. (c)              1,956,231
    15,788  BMC Software, Inc. (c)                  517,531
    25,591  CA, Inc.                                517,322
   117,601  Cisco Systems, Inc.                   2,126,226
    94,282  EMC Corp. (c)                         2,030,834
    21,306  Equinix, Inc. (c)                     2,160,428
    19,350  F5 Networks, Inc. (c)                 2,053,422
    25,178  Financial Engines, Inc. (c)             562,225
     3,537  Google, Inc., Class A (c)             2,284,548
    60,145  Hewlett-Packard Co.                   1,549,335
    49,893  Informatica Corp. (c)                 1,842,548
     8,624  International Business Machines
               Corp.                              1,585,781
    10,285  Intuit, Inc.                            540,888
    18,312  Iron Mountain, Inc.                     564,010
    20,210  j2 Global, Inc.                         568,709
   111,572  Juniper Networks, Inc. (c)            2,277,185
    65,292  Microsoft Corp.                       1,694,980
    58,413  NetApp, Inc. (c)                      2,118,640
    31,320  Netflix, Inc. (c)                     2,170,163
    30,920  NetScout Systems, Inc. (c)              544,192
    46,517  NetSuite, Inc. (c)                    1,886,264
    13,917  OPNET Technologies, Inc.                510,336
    70,064  Oracle Corp.                          1,797,142
    32,458  Polycom, Inc. (c)                       529,065
    50,439  Rackspace Hosting, Inc. (c)           2,169,381
    44,674  Red Hat, Inc. (c)                     1,844,589
    51,935  RightNow Technologies, Inc. (c)       2,219,183
    17,924  Salesforce.com, Inc. (c)              1,818,569
    13,741  SuccessFactors, Inc. (c)                547,854
    42,074  Teradata Corp. (c)                    2,041,010
    81,900  TIBCO Software, Inc. (c)              1,958,229
    23,024  VMware, Inc., Class A (c)             1,915,367
                                                -----------
                                                 57,697,922
                                                -----------


            DESCRIPTION                              VALUE
-------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%         $62,833,156
             (Cost $71,439,086) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (6,939)
                                                -----------
            NET ASSETS -- 100.0%                $62,826,217
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,966,061 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,571,991.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $62,833,156     $ --          $ --
                    =========================================

* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
-------------------------------------------------------
Software                                    33.5%
Internet Software & Services                22.3
Communications Equipment                    17.4
Computers & Peripherals                     11.8
Internet & Catalog Retail                    6.6
IT Services                                  6.6
Commercial Services & Supplies               0.9
Capital Markets                              0.9
-------------------------------------------------------
TOTAL INVESTMENTS                          100.0
NET OTHER ASSETS AND LIABILITIES             0.0
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2011 (UNAUDITED)



                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds (each a "Fund" and collectively, the "Funds"):

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca
            ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
            (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
            ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
            Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
            (NASDAQ ticker GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2011 (UNAUDITED)



Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including the use of a factor provided by a pricing service in situations where there has been a change in value between the foreign markets close and the NYSE close that exceeds a certain threshold. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

        o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

        o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

        o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of December 31, 2011 is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2011 (UNAUDITED)



B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                              2. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

Effective January 1, 2012, each Independent Trustee will be paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Complex. The fixed annual retainer will be allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee will be paid $15,000 annually, the Chairman of the Audit Committee will be paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee will be paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees continue to be reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee continue to receive no compensation from the Funds for acting in such capacities.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Funds. He will continue as a Trustee, the Chairman of the Board and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Funds.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2011 (UNAUDITED)



                             ADDITIONAL INFORMATION

"STOXX" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust STOXX(R) European Select Dividend Index Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX and STOXX makes no representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

The Dow Jones Global Select Dividend Index(SM) is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and has been licensed for use. "Dow Jones(R)", "Dow Jones Global Select Dividend Index(SM)", and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates and none of them makes any representation regarding the advisability of investing in such products.

International Securities Exchange, LLC(R), ISE, the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), NASDAQ OMX(R), Consumer Electronics Association, and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of NASDAQ OMX and Consumer Electronics Association, (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION (CONTINUED)
DECEMBER 31, 2011 (UNAUDITED)



NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Exchange-Traded Fund II
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  February 21, 2012
     ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  February 21, 2012
     ----------------------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  February 21, 2012
     ----------------------------------

* Print the name and title of each signing officer under his or her signature.